Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,648,000
		$ 7,648,000
Hospital — 0.4%
Harnett Health System, Inc., 4.25%, 4/1/32	$2,360	$ 2,324,600
St. Joseph's Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,250,000
		$ 3,574,600
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,954,898
YMCA of Greater New York, 2.303%, 8/1/26	660	604,892
		$ 4,559,790
Total Corporate Bonds (identified cost $15,590,439)		$ 15,782,390

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$775	$ 739,125
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), Class A, 2.132%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	462	461,367
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,236,787)		$ 1,200,492

Tax-Exempt Municipal Obligations — 93.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 1.471%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,007,020
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Indiana Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 2/1/27	$1,575	$ 1,757,511
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	7,350	7,963,431
		$ 18,727,962
Education — 5.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 365,621
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	595	569,593
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31	110	102,896
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 1.81%, (SIFMA + 0.90), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,965,040
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/22	250	251,932
5.00%, 10/1/23	225	232,510
5.00%, 10/1/24	275	286,883
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/22(1)	165	165,310
5.00%, 8/1/23(1)	175	178,946
5.00%, 8/1/24(1)	160	165,544
5.00%, 8/1/25(1)	300	313,899
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/22(1)	100	100,000
5.00%, 7/1/23(1)	100	102,504
5.00%, 7/1/24(1)	135	140,667
5.00%, 7/1/25(1)	200	211,416
5.00%, 7/1/26(1)	105	112,153
5.00%, 7/1/27(1)	110	118,553
5.00%, 7/1/28(1)	160	173,589
5.00%, 7/1/29(1)	165	179,616
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), (PSF Guaranteed):
5.00%, 8/15/24	425	449,395
5.00%, 8/15/25	460	494,882
5.00%, 8/15/27	535	591,892
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	518,100
5.00%, 7/1/29	885	926,551

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (KIPP DC):
5.00%, 7/1/22	$200	$ 200,000
5.00%, 7/1/25	270	284,305
5.00%, 7/1/26	250	265,777
5.00%, 7/1/27	250	268,130
5.00%, 7/1/28	240	258,497
5.00%, 7/1/29	235	254,606
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	477,183
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/26	275	287,947
5.00%, 3/1/27	210	221,285
5.00%, 3/1/28	230	242,335
5.00%, 3/1/29	225	237,240
5.00%, 3/1/31	865	900,577
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	336,349
4.00%, 6/1/30	165	172,291
4.00%, 6/1/31	515	533,360
4.00%, 6/1/34	675	673,360
4.00%, 6/1/38	400	380,580
Kentucky Bond Development Corp., (Transylvania University):
5.00%, 3/1/26	300	322,425
5.00%, 3/1/27	80	87,189
5.00%, 3/1/28	95	104,335
5.00%, 3/1/29	150	166,082
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	435,854
5.00%, 7/1/24	350	363,590
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	604,638
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	195	192,147
4.00%, 2/1/29	700	673,309
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,466,654
Montana State University, 1.36%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,600	1,602,256
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,215	1,201,805
4.00% to 5/1/23 (Put Date), 5/1/36	1,145	1,162,931
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,000	1,094,530
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	$1,235	$ 1,235,062
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,038,100
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.14%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	3,400	3,333,088
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,848,850
5.00%, 5/1/24	1,715	1,727,039
5.00%, 5/1/25	905	912,267
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	265	254,718
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	410	402,784
5.00%, 4/1/30(1)	1,550	1,612,713
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,091,310
5.00%, 9/1/28	1,000	1,096,630
University of Connecticut, 5.00%, 5/1/25	1,000	1,075,130
University of North Carolina at Chapel Hill, 1.67%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,461,480
University of Pittsburgh, PA, 1.27%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,005,760
University of South Carolina, (Moore School of Business), 5.00%, 5/1/26	1,300	1,419,691
University of Washington, 5.00%, 4/1/25	800	859,072
University System of Maryland, 5.00%, 4/1/24	3,825	4,022,944
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	386,588
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	315,094
		$ 55,287,379
Electric Utilities — 3.8%
American Municipal Power-Ohio, Inc., OH, (Freemont Energy Center):
5.00%, 2/15/27	$400	$ 444,808
5.00%, 2/15/28	650	732,882
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	4,018,200

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	$305	$ 305,000
5.00%, 7/1/25	325	351,289
5.00%, 7/1/27	550	614,477
5.00%, 7/1/28	225	254,108
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	6,000	5,844,600
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	2,170	1,810,366
(AMT), 3.25%, 1/1/25	3,250	3,262,187
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/26	3,165	3,485,298
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 1.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	3,999,520
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,733,520
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,066,614
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	915,210
Sacramento Municipal Utility District, CA, 5.00% to 10/17/23 (Put Date), 8/15/49	3,580	3,665,168
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/23	2,300	2,345,816
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/22	385	385,000
5.00%, 7/1/23	600	617,112
5.00%, 7/1/24	500	523,960
		$ 39,375,135
Escrowed/Prerefunded — 0.6%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$ 759,405
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	655	676,098
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	693,758
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/30	$2,500	$ 2,647,300
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,112,573
		$ 5,889,134
General Obligations — 17.2%
Adams and Weld Counties and Broomfield City and County School District 27J, CO, 5.00%, 12/1/23	$3,550	$ 3,709,324
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	710	718,932
Anne Arundel County, MD, 5.00%, 10/1/25	4,620	5,037,787
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,000	1,073,040
Berwyn, IL, 5.00%, 12/1/23	1,090	1,114,514
Cedar Rapids, IA:
5.00%, 6/1/23	2,500	2,571,975
5.00%, 6/1/25	1,040	1,120,954
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	360,728
0.00%, 1/1/27	380	330,585
0.00%, 1/1/28	565	472,899
Chicago Board of Education, IL:
0.00%, 12/1/25	500	440,210
4.00%, 12/1/22	700	703,332
5.00%, 12/1/22	1,200	1,210,512
5.00%, 12/1/23	2,000	2,042,940
5.00%, 12/1/24	2,000	2,061,100
Chicago, IL:
0.00%, 1/1/24	225	213,959
0.00%, 1/1/26	160	139,906
5.00%, 1/1/30	7,320	7,735,776
5.625%, 1/1/29	1,000	1,068,590
Clark County School District, GA, 5.00%, 9/1/25	2,900	3,151,923
Columbus, OH, 5.00%, 4/1/25	4,750	5,116,510
Connecticut:
1.81%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,504,550
5.00%, 4/15/23	3,200	3,284,544
5.00%, 9/15/25	1,390	1,509,290
Denver City and County, CO:
5.00%, 8/1/24	2,570	2,730,779
5.00%, 8/1/25	7,305	7,936,882
Detroit, MI:
5.00%, 4/1/23	140	142,524

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
5.00%, 4/1/24	$150	$ 155,409
5.00%, 4/1/25	150	157,278
5.00%, 4/1/26	330	350,147
5.00%, 4/1/27	695	742,093
5.00%, 4/1/28	730	783,932
5.00%, 4/1/29	515	554,094
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.00% to 8/1/23 (Put Date), 8/1/52	7,000	7,066,570
Harford County, MD:
5.00%, 9/15/23	1,000	1,038,990
5.00%, 10/1/28	1,500	1,722,660
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,768,820
Illinois:
3.25%, 11/1/26	1,440	1,441,814
5.00%, 10/1/23	285	293,234
5.00%, 2/1/24	500	517,465
5.00%, 6/1/24	4,850	5,044,776
5.00%, 8/1/24	2,085	2,089,962
5.00%, 11/1/24	1,650	1,726,840
5.00%, 3/1/25	3,000	3,153,150
5.00%, 8/1/25	1,000	1,002,380
5.00%, 11/1/25	6,000	6,354,960
Johnson City, TN, 5.00%, 3/1/25	2,275	2,442,986
Lamar Consolidated Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24	750	787,462
5.00%, 2/15/26	770	843,928
Long Beach, NY, 5.25%, 7/15/26(3)	550	593,801
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/26	3,915	4,307,557
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,863,134
New Haven, CT, 5.00%, 8/1/27	500	552,445
New Jersey, 2.00%, 6/1/29	5,000	4,463,050
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,101,900
Oklahoma City, OK, 4.00%, 3/1/24	5,790	5,993,808
Oregon, 5.00%, 8/1/26	2,720	3,011,149
Oshkosh Area School District, WI, 7.25%, 3/1/23	2,000	2,071,220
Phoenix, AZ:
5.00%, 7/1/23	2,000	2,065,820
5.00%, 7/1/24	2,000	2,118,240
5.00%, 7/1/25	2,000	2,166,000
Portland, ME, 5.00%, 5/1/26	1,295	1,426,171
Prince George's County, MD, 5.00%, 7/1/23	2,000	2,066,420
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Seattle, WA:
4.00%, 9/1/24	$5,000	$ 5,219,850
4.00%, 9/1/25	5,000	5,290,450
Stickney, IL:
(BAM), 4.00%, 12/1/22	200	201,558
(BAM), 4.00%, 12/1/23	350	359,394
Suffolk County, NY, 5.00%, 6/15/26	1,800	1,967,022
Tempe, AZ:
5.00%, 7/1/23	1,000	1,033,110
5.00%, 7/1/24	2,360	2,501,907
Texas, 5.00%, 8/1/37	1,665	1,774,690
Tulsa County Independent School District No. 5, OK, 3.00%, 5/1/24	3,500	3,539,480
Union City, NJ, 5.00%, 11/1/23	1,000	1,036,850
Waco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	540	595,571
Waco, TX, 4.00%, 2/1/24	1,860	1,921,250
Washington, 5.00%, 6/1/27	1,500	1,683,120
Waukee Community School District, IA:
5.00%, 6/1/25	1,000	1,075,500
5.00%, 6/1/26	1,000	1,094,030
West Hartford, CT:
5.00%, 7/1/22	710	710,000
5.00%, 7/1/23	500	516,255
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,375,394
		$ 176,239,161
Hospital — 11.2%
Arizona Health Facilities Authority, (Banner Health), 1.16%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	$2,400	$ 2,334,960
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/39	300	252,255
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	11,000	10,939,610
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/22	810	815,192
4.00%, 12/1/23	1,135	1,152,490
4.00%, 12/1/24	1,145	1,163,870
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	464,490
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/22	150	151,299
5.00%, 10/15/23	175	180,859

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	$2,000	$ 2,013,960
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	507,530
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.51%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,005,970
Colorado Health Facilities Authority, (Adventist Health Sysytem), 5.00% to 11/20/25 (Put Date), 11/15/48	6,570	7,106,703
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,785	1,791,569
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	776,888
5.00%, 7/1/30(1)	285	300,701
5.00%, 7/1/33(1)	1,170	1,214,343
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/22	515	516,179
5.00%, 8/1/25	385	409,193
5.00%, 8/1/26	445	479,665
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	772,545
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,018,140
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/26	550	589,242
5.00%, 7/15/28	350	379,827
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.00%, 6/15/23	275	282,142
5.00%, 6/15/24	540	561,055
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,231,330
5.00%, 8/15/32	3,015	3,215,829
5.00%, 8/15/33	2,950	3,136,056
5.00%, 8/15/34	1,240	1,315,429
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/29	710	787,163
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,019,870
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	$250	$ 255,538
Indiana Finance Authority, (Parkview Health), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,500	7,507,575
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	519,625
5.00%, 11/1/25	80	85,738
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/23 (Put Date), 10/1/47	3,000	3,093,030
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/22	1,855	1,855,000
5.00%, 7/1/23	1,945	2,004,342
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.48%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,400	6,360,960
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	553,674
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	125,888
5.00%, 7/15/26(1)	150	158,952
5.00%, 7/15/27(1)	170	181,801
5.00%, 7/15/28(1)	175	187,941
5.00%, 7/15/29(1)	320	345,309
5.00%, 7/15/30(1)	350	378,858
5.00%, 7/15/31(1)	325	338,117
5.00%, 7/15/32(1)	420	432,533
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/22	450	450,000
5.00%, 7/1/23	725	745,169
5.00%, 7/1/24	650	678,957
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.46%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,645	2,645,529
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,075,683
5.00%, 10/1/26	1,010	1,031,402
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,034,960
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	562,135

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group): (continued)
5.00%, 7/1/26	$800	$ 856,352
5.00%, 7/1/27	2,000	2,127,100
5.00%, 7/1/29	300	315,393
5.00%, 7/1/30	1,595	1,671,480
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/26	400	413,444
5.00%, 7/1/27	390	403,787
5.00%, 7/1/28	455	469,242
5.00%, 7/1/29	750	772,845
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	1,998,930
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 1.783%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,004,250
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	210,196
5.00%, 10/1/25	225	239,738
5.00%, 10/1/26	150	162,050
5.00%, 10/1/27	125	135,375
5.00%, 10/1/28	150	163,017
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,228,591
5.00%, 4/1/28	1,395	1,448,847
5.00%, 4/1/29	1,000	1,038,410
5.00%, 4/1/30	1,000	1,032,020
5.25%, 4/1/54	3,000	2,949,960
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 1.51%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,476,300
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	51,946
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 1.09%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(2)	4,000	4,000,000
		$ 114,664,343
Housing — 3.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$ 3,895,739
Security	Principal Amount (000's omitted)	Value
Housing (continued)
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	$4,000	$ 3,880,680
Illinois Housing Development Authority, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,880	3,769,653
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	150,867
4.00%, 7/1/24	175	176,164
4.00%, 7/1/25	300	301,761
4.00%, 7/1/26	320	320,816
4.00%, 7/1/27	250	249,885
4.00%, 7/1/28	200	198,736
4.00%, 7/1/29	270	266,433
4.00%, 7/1/30	280	273,812
4.00%, 7/1/31	290	281,042
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	501,060
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	799,445
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	5,500	5,098,665
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,583,000
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	166,382
5.00%, 7/1/27	385	402,429
5.00%, 7/1/28	240	250,718
5.00%, 7/1/29	535	559,038
5.00%, 7/1/30	225	233,318
5.00%, 7/1/31	485	499,691
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,328
5.00%, 7/1/24	180	185,177
5.00%, 7/1/25	850	881,985
5.00%, 7/1/26	600	626,184
5.00%, 7/1/27	375	393,709
5.00%, 7/1/28	340	357,020
5.00%, 7/1/29	300	313,398
5.00%, 7/1/30	350	363,184
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/23	390	395,261

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC): (continued)
5.00%, 6/1/24	$440	$ 450,415
5.00%, 6/1/25	980	1,011,478
5.00%, 6/1/26	1,090	1,131,398
		$ 35,613,871
Industrial Development Revenue — 7.6%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,438,650
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 2.10%, 10/1/45	2,250	2,249,887
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,610,083
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	998,550
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	871,614
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	885,620
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,000	1,981,440
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,497,825
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,520,720
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,470,725
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	617,089
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,023,040
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,019,004
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	920	934,610
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00%, 4/1/34	7,000	6,999,860
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,612,610
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,793,650
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	$5,000	$ 4,465,300
(AMT), 2.625%, 11/1/25	1,500	1,446,795
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,530,518
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,828,580
Rockport, IN, (AEP Generating Co.):
Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	1,999,420
Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,249,348
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,627,280
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	9,922,102
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	3,992,660
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,939,200
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	4,003,360
		$ 77,529,540
Insured - Bond Bank — 0.0%(4)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$ 250,253
		$ 250,253
Insured - Education — 0.5%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$ 116,099
(AGM), 5.00%, 10/1/25	125	134,149
(AGM), 5.00%, 10/1/27	205	226,062
(AGM), 5.00%, 10/1/28	200	222,336
(AGM), 5.00%, 10/1/31	290	322,112
(AGM), 5.00%, 10/1/32	155	171,590
Northern Illinois University:
(BAM), 5.00%, 4/1/23	120	122,787
(BAM), 5.00%, 4/1/24	500	524,120
(BAM), 5.00%, 4/1/25	400	424,380
(BAM), 5.00%, 4/1/26	650	699,413
(BAM), 5.00%, 4/1/27	530	578,262
(BAM), 5.00%, 4/1/28	625	688,550
(BAM), 5.00%, 4/1/29	700	777,805
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	173,798
		$ 5,181,463

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 308,090
(NPFG), 5.00%, 7/1/23	170	170,369
(NPFG), 5.00%, 7/1/23	1,140	1,142,474
(NPFG), 5.25%, 7/1/29	1,740	1,777,201
Series QQ, (NPFG), 5.00%, 7/1/22	100	100,000
Series RR, (NPFG), 5.00%, 7/1/24	845	846,833
Texas Municipal Power Agency, (AGM), 3.00%, 9/1/28	1,000	1,006,350
		$ 5,351,317
Insured - General Obligations — 0.9%
Cambria County, PA, (AGM), 4.00%, 8/1/32	$500	$ 517,225
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	103,779
(NPFG), 0.00%, 12/1/22	470	465,253
(NPFG), 0.00%, 12/1/23	2,245	2,152,910
(NPFG), 0.00%, 12/1/26	1,945	1,656,984
Series 1998B, (NPFG), 0.00%, 12/1/24	365	337,198
Series 1999A, (NPFG), 0.00%, 12/1/24	260	240,196
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	231,505
(NPFG), 0.00%, 1/1/23	175	172,769
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	523,940
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	148,317
McCook, IL:
(AGM), 4.00%, 12/1/22	225	227,174
(AGM), 4.00%, 12/1/23	250	256,885
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	491,470
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/22	495	501,509
(AGM), 5.00%, 12/1/25	540	584,447
(AGM), 5.00%, 12/1/28	630	711,289
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	121,152
		$ 9,444,002
Insured - Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$ 716,530
		$ 716,530
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$ 274,753
(BAM), 5.00%, 11/1/29	300	341,772
(BAM), 5.00%, 11/1/30	350	402,339
		$ 1,018,864
Insured - Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,187,670
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,652,400
		$ 2,840,070
Insured - Special Tax Revenue — 0.1%(4)
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/30	$210	$ 239,692
(AGM), 5.00%, 5/1/31	245	281,010
		$ 520,702
Insured - Transportation — 0.8%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$ 2,149,451
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,053,370
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	1,000	1,009,920
(AGC), 5.25%, 7/1/41	1,000	1,009,920
(NPFG), 5.00%, 7/1/29	955	957,073
(NPFG), 5.25%, 7/1/23	365	367,668
		$ 8,547,402
Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,133,560
Crown Point Multi-School Building Corp., IN, 5.00%, 7/15/27	1,000	1,112,790
New Jersey Economic Development Authority, (School Facilities Construction):
2.46%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,006,380
2.51%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,100,359
Virginia Public Building Authority:
5.00%, 8/1/25	1,500	1,628,355
5.00%, 8/1/26	5,000	5,533,150
		$ 14,514,594

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 11.5%
Albany Parking Authority, NY, 5.00%, 7/15/22	$705	$ 705,649
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	185	187,148
5.00%, 5/1/32(1)	3,000	3,048,570
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	505,130
5.00%, 1/1/24	600	614,892
5.00%, 1/1/25	500	517,580
Black Belt Energy Gas District, AL:
1.28%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,333,850
1.611%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,842,000
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,017,540
California Community Choice Financing Authority, Green Bonds:
4.00%, 12/1/24	775	792,104
4.00%, 12/1/26	920	944,619
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 1.26%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,598,966
District of Columbia, Green Bonds, (AMT), 5.00%, 2/28/25	1,460	1,532,795
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/25	4,285	4,629,043
Jacksonville, FL, Special Revenue, 5.00%, 10/1/24(3)	1,800	1,909,656
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	849,831
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	5,000	5,433,250
Los Angeles, CA, 4.00%, 6/29/23(3)	15,000	15,290,400
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
1.461%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,482,250
(Liq: Royal Bank of Canada), 1.48%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,986,620
(Liq: Royal Bank of Canada), 1.541%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	15,878,720
Northern California Gas Authority No. 1, Gas Project Revenue, 1.368%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	755	738,624
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	7,617,610
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/26	1,500	1,634,175
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Alabama Gas Supply District, (Project No. 1), 1.56%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	$2,000	$ 1,982,460
Southeast Alabama Gas Supply District, (Project No. 2), 1.56%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,971,140
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.925%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,535	2,499,206
Texas Transportation Commission, State Highway Fund Revenue, Prerefunded to 4/1/24, 5.00%, 4/1/34	5,000	5,260,500
		$ 117,804,328
Senior Living/Life Care — 7.4%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	$300	$ 311,505
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/22	225	225,052
5.00%, 7/15/23	375	378,094
5.00%, 7/15/24	300	303,624
5.00%, 7/15/25	250	253,707
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	389,813
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	831,256
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	716,485
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	431,234
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	972,980
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,401,390
2.625%, 5/15/29	2,000	1,845,440
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	535,993
4.00%, 1/1/27	200	193,448
4.00%, 1/1/28	240	229,488
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/23	110	108,291
4.00%, 6/1/24	105	103,166
4.00%, 6/1/25	110	106,564
4.00%, 6/1/26	110	104,972
5.00%, 6/1/31	285	267,786
5.00%, 6/1/35	225	204,408

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	$1,020	$ 936,370
2.375%, 6/1/27(1)	835	758,681
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/22	250	250,937
5.00%, 12/1/23	355	359,111
5.00%, 12/1/24	425	431,324
5.00%, 12/1/30	500	494,575
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,075,815
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	160	158,424
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	510	487,570
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.61%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	700,517
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,193,386
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/24	415	413,103
4.00%, 12/1/25	425	419,662
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	465,085
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	920,000
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,085	1,097,857
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
3.50%, 10/1/22(1)	500	500,735
4.00%, 10/1/25(1)	515	532,211
4.00%, 10/1/26(1)	1,000	1,039,890
4.00%, 10/1/27(1)	400	416,876
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/22	100	100,775
4.00%, 12/1/23	125	127,655
4.00%, 12/1/24	150	154,754
4.00%, 12/1/25	100	103,986
4.00%, 12/1/26	150	156,579
4.00%, 12/1/27	200	209,232
4.00%, 12/1/28	200	209,478
4.00%, 12/1/29	250	260,842
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.20%, 6/1/28	$2,000	$ 1,730,100
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	649,848
5.625%, 7/1/46(1)	425	398,714
5.75%, 7/1/54(1)	1,130	1,058,109
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	1,795	1,801,336
5.00%, 1/1/30	630	638,833
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26(3)	3,000	3,001,285
4.50%, 10/1/26(3)	3,000	3,001,263
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,525	1,513,044
2.375%, 7/1/24	1,525	1,482,025
5.00%, 7/1/30	400	397,916
5.00%, 7/1/31	670	661,886
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,683,142
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	245,472
4.00%, 1/1/26	240	233,371
5.00%, 1/1/27	565	566,571
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,214,196
5.00%, 5/15/26	1,000	1,024,550
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	293,409
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	355	364,933
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	550	498,663
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,807,120
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	212,426
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	682,534
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/23	1,365	1,372,576

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes): (continued)
5.00%, 4/1/24	$1,450	$ 1,467,458
5.00%, 4/1/25	1,510	1,534,205
5.00%, 4/1/26	1,595	1,623,694
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	197,246
4.00%, 11/15/25	275	268,898
5.00%, 11/15/27	300	301,800
5.00%, 11/15/29	115	114,155
5.00%, 11/15/30	180	177,691
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/22	110	109,875
4.00%, 12/15/23	110	109,387
4.00%, 12/15/24	145	143,170
4.00%, 12/15/25	180	175,752
4.00%, 12/15/26	185	178,488
4.00%, 12/15/27	215	204,463
4.00%, 12/15/28	200	187,098
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,031,966
5.00%, 9/1/24	1,490	1,506,882
5.00%, 9/1/25	1,615	1,631,780
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	237,169
4.00%, 12/1/24	245	248,361
4.00%, 12/1/25	250	253,892
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	640,559
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,661,923
4.00%, 12/1/24	225	224,073
4.00%, 12/1/25	275	272,145
4.00%, 12/1/26	240	235,056
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	234,474
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,020,520
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	368,493
5.00%, 1/1/24	350	359,240
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	$1,165	$ 1,214,489
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	80	79,387
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	180	181,202
5.00%, 1/1/25(1)	385	388,307
5.00%, 1/1/26(1)	400	403,432
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/22	200	199,886
3.00%, 8/1/23	100	99,124
3.00%, 8/1/24	100	98,145
3.00%, 8/1/25	100	97,021
3.00%, 8/1/26	250	239,415
3.00%, 8/1/27	425	401,162
3.125%, 8/1/28	650	608,218
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	50	50,354
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/22	200	201,038
Series 2015B, 4.00%, 9/15/23	100	100,496
Series 2018A, 4.00%, 9/15/23	250	256,005
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	373,680
		$ 76,134,722
Special Tax Revenue — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$550	$ 587,202
5.00%, 5/1/28	575	615,791
5.00%, 5/1/29	600	645,018
Baltimore, MD, (Harbor Point):
2.70%, 6/1/23(1)	285	280,739
2.80%, 6/1/25(1)	125	119,698
2.85%, 6/1/26(1)	135	127,587
2.95%, 6/1/27(1)	175	163,191
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 0.88%, 11/1/38(5)	11,600	11,600,000
District of Columbia, Income Tax Revenue, 5.00%, 3/1/26	5,000	5,486,800
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	262,550
5.00%, 12/1/26	330	349,331

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion): (continued)
5.00%, 12/1/27	$420	$ 446,590
5.00%, 12/1/28	425	452,842
5.00%, 12/1/29	400	426,880
5.00%, 12/1/30	680	720,290
5.00%, 12/1/31	785	825,192
5.00%, 12/1/32	660	690,175
Greenville County, SC, Special Source Revenue:
5.00%, 4/1/27	200	222,328
5.00%, 4/1/28	450	506,858
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	256,135
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	946,275
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	218,747
Sales Tax Securitization Corp., IL:
5.00%, 1/1/23	650	661,069
Series 2018C, 5.00%, 1/1/29	1,525	1,690,020
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	580	561,237
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	970	804,625
		$ 29,667,170
Student Loan — 1.5%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$3,005	$ 2,979,307
(AMT), 3.625%, 7/1/38	1,500	1,406,865
(AMT), 5.00%, 7/1/23	1,000	1,027,520
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/23	4,475	4,640,933
(AMT), 5.00%, 12/1/25	2,850	3,036,504
Rhode Island Student Loan Authority:
(AMT), 5.00%, 12/1/23	600	623,946
(AMT), 5.00%, 12/1/23	1,250	1,299,000
		$ 15,014,075
Transportation — 12.1%
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/28	$1,400	$ 1,548,428
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,250	2,321,617
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/25	$2,900	$ 3,131,043
5.00%, 11/1/27	1,100	1,219,163
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/24	5,000	5,285,050
(AMT), 5.00%, 12/1/26	2,500	2,714,400
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,012,100
Florida Department of Transportation, 5.00%, 7/1/25	5,000	5,404,450
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,626,608
Hawaii Airports System Revenue, (AMT), 5.00%, 7/1/23	6,000	6,171,120
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	4,948,650
Houston, TX, Airport System Revenue:
(AMT), 5.00%, 7/1/29	1,700	1,874,896
(AMT), 5.00%, 7/1/30	1,250	1,381,900
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/25	1,000	1,066,140
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,517,740
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,405	2,468,203
Memphis-Shelby County Airport Authority, TN , (AMT), 5.00%, 7/1/24	3,750	3,920,775
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/23	1,100	1,137,400
(AMT), 5.00%, 10/1/27(3)	1,375	1,514,728
(AMT), 5.00%, 10/1/28	5,505	6,014,873
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	185,574
5.00%, 6/15/23	1,000	1,027,680
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/25	1,000	893,710
5.00%, 12/15/23	1,500	1,560,135
5.00%, 12/15/24	2,000	2,093,720
North Texas Tollway Authority, 4.00%, 1/1/32	2,000	2,076,980
Pennsylvania Turnpike Commission:
1.51%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,000,370
5.00%, 6/1/30	1,145	1,218,257
(LOC: TD Bank, N.A.), 0.89%, 12/1/39(5)	2,000	2,000,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	10,000	10,620,900
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/27	3,305	3,378,437
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,190,509

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 5.00%, 7/15/24	$2,355	$ 2,477,366
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,114,860
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,500	2,615,275
(AMT), 5.00%, 4/1/26	1,000	1,048,530
(AMT), 5.00%, 9/1/26	3,000	3,254,460
(AMT), 5.00%, 5/1/28	1,700	1,845,656
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,645,375
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/26(3)	15,000	16,384,500
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24	4,000	4,225,920
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 5.00%, 1/1/32	3,000	3,273,930
		$ 123,411,428
Water and Sewer — 1.9%
Metropolitan Water District of Southern California, 1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	$4,875	$ 4,863,885
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/26	3,000	3,196,860
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	10,860	11,735,425
		$ 19,796,170
Total Tax-Exempt Municipal Obligations (identified cost $976,828,463)		$ 953,539,615

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,795	$ 2,862,052
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	305,997
Indiana Finance Authority, (DePauw University):
3.95%, 7/1/23	400	398,952
4.20%, 7/1/24	400	399,660
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,500	$ 1,402,695
		$ 5,369,356
Escrowed/Prerefunded — 0.3%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$2,920	$ 2,956,996
		$ 2,956,996
General Obligations — 0.7%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 545,538
Cecil County, MD, 1.20%, 11/1/27	420	372,788
Chicago, IL, 7.75%, 1/1/42	2,659	2,849,517
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	532,291
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,011,074
		$ 7,311,208
Hospital — 0.4%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 237,453
1.75%, 8/1/26	250	230,230
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	815,000
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,380	1,311,649
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,631,647
		$ 4,225,979
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.20%, 5/15/26	$500	$ 478,420
		$ 478,420
Insured - Hospital — 0.0%(4)
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$ 375,000
		$ 375,000
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 502,326
(AGM), 1.573%, 8/15/27	500	451,435

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Bexar County, TX, Venue Project Revenue: (continued)
(AGM), USD1.743%, 8/15/28	$750	$ 668,220
(AGM), 1.924%, 8/15/29	1,535	1,355,113
		$ 2,977,094
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,388,386
		$ 4,388,386
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$7,600	$ 7,454,764
		$ 7,454,764
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 469,149
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,305	1,209,239
		$ 1,678,388
Special Tax Revenue — 0.5%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,839,920
1.453%, 6/15/26	3,000	2,696,760
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	328,802
		$ 4,865,482
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,065,406
		$ 1,065,406
Total Taxable Municipal Obligations (identified cost $45,488,420)		$ 43,146,479

Trust Units — 0.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
GO PIRB 2012A-74514LD46 Assured Custodial Trust, 4.00%, 7/1/22	$2,426	$ 2,425,566
Total Trust Units (identified cost $2,425,514)		$ 2,425,566
Total Investments — 99.2% (identified cost $1,041,569,623)		$1,016,094,542
Other Assets, Less Liabilities — 0.8%		$ 7,779,086
Net Assets — 100.0%		$1,023,873,628
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $52,639,346 or 5.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	When-issued/delayed delivery security.
(4)	Amount is less than 0.05%.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2022.
At June 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
Others, representing less than 10% individually	97.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

PIRB	– Puerto Rico Public Improvement Refunding Bonds
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 15,782,390	$ —	$ 15,782,390
Tax-Exempt Mortgage-Backed Securities	—	1,200,492	—	1,200,492
Tax-Exempt Municipal Obligations	—	953,539,615	—	953,539,615
Taxable Municipal Obligations	—	43,146,479	—	43,146,479
Trust Units	—	2,425,566	—	2,425,566
Total Investments	$ —	$1,016,094,542	$ —	$1,016,094,542
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.